Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	Years ended December 31,
$ in millions	2012	2011	2010
Affiliated operating revenues:
Investment management fees	2,754.2	2,684.5	2,341.1
Service and distribution fees	752.0	779.6	644.9
Performance fees	32.6	21.2	10.3
Other	101.6	128.9	93.3
Total affiliated operating revenues	3,640.4	3,614.2	3,089.6

	As of December 31,
$ in millions	2012	2011
Affiliated asset balances:
Cash equivalents	223.2	257.7
Unsettled fund receivables	131.5	178.8
Accounts receivable	258.3	247.8
Investments	562.8	433.4
Assets held for policyholders	1,153.2	1,243.1
Other assets	32.7	24.0
Total affiliated asset balances	2,361.7	2,384.8

Affiliated liability balances:
Accrued compensation and benefits	234.3	236.3
Accounts payable and accrued expenses	21.5	18.8
Unsettled fund payables	266.0	205.0
Total affiliated liability balances	521.8	460.1